    As filed with the Securities and Exchange Commission on March 31, 2005

                                                        Registration No. 2-86083
                                                                       811-03831

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Post-Effective Amendment No. 27                  [ X ]

                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 24                          [ X ]

                          NYLIAC MFA SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000
                             Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)
                                    Copy to:

Richard Choi, Esq.                           Thomas F. English, Esq.
Foley & Lardner                              Senior Vice President
3000 K Street, N.W.                          and General Counsel
Suite 500                                    New York Life Insurance Company
Washington, D.C.  20007-5109                 51 Madison Avenue
                                             New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      on April 13, 2005 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
         Units of interest in a separate account under variable annuity contracts.




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                               EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 26 to this Registration Statement filed on February 9, 2005. The new effective date is April 13, 2005. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 31st day of March, 2005.


                                             NYLIAC MFA
                                             SEPARATE ACCOUNT-I
                                             (Registrant)

                                             By /s/ Edward P. Linder
                                                --------------------
                                                  Edward P. Linder
                                                  Vice President

                                             NEW YORK LIFE INSURANCE AND
                                             ANNUITY CORPORATION
                                             (Depositor)

                                             By /s/ Edward P. Linder
                                                --------------------
                                                  Edward P. Linder
                                                  Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     Paul B. Morris*                Director

     John R. Meyer*                 Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director


*By /s/ Edward P. Linder
    --------------------
     Edward P. Linder
     Attorney-in-Fact

     March 31, 2005


     *Pursuant to Powers of Attorney previously filed.